Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Grant revenue	$ 526,058	$ 632,278	$ 770,348	$ 1,532,632	$ 2,658,836	$ 3,144,620
Contract revenue	892,190		1,558,497		565,316
Total Revenues	1,418,248	632,278	2,328,845	1,532,632	3,224,152	3,144,620
Cost of revenues	(1,034,584)	(527,948)	(1,663,565)	(1,271,605)	(2,544,285)	(2,593,075)
Gross profit	383,664	104,330	665,280	261,027	679,867	551,545
Operating expenses:
Research and development	1,213,224	2,140,474	2,243,845	2,897,127	5,071,179	2,609,241
General and administrative	866,271	719,740	1,707,175	1,207,681	2,765,230	2,632,972
Total operating expenses	2,079,495	2,860,214	3,951,020	4,104,808	7,836,409	5,242,213
Loss from operations	(1,695,831)	(2,755,884)	(3,285,740)	(3,843,781)	(7,156,542)	(4,690,668)
Other income (expense):
Change in fair value of warrant liability	746,992	(649,576)	(995,098)	(649,576)	(3,654,770)
Interest income	322	303	613	786	1,960	6,202
Total other (expense) income	747,314	(649,273)	(994,485)	(648,790)	(3,652,810)	6,202
Net loss before income taxes					(10,809,352)	(4,684,466)
Income tax benefit					750,356	521,458
Net loss	$ (948,517)	$ (3,405,157)	$ (4,280,225)	$ (4,492,571)	$ (10,058,996)	$ (4,163,008)
Basic and diluted net loss per share	$ (0.05)	$ (0.28)	$ (0.22)	$ (0.38)	$ (0.65)	$ (0.37)
Basic and diluted weighted average common shares outstanding	19,949,539	12,259,394	19,844,505	11,720,066	15,463,256	11,136,484